Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2020
Document Effective Date	Feb. 05, 2020
Prospectus Date	Jan. 31, 2020
Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVTAX
Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus:
Trading Symbol	SMINX
Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class F
Prospectus:
Trading Symbol	SAAAX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	SIMYX
Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus:
Trading Symbol	SMOYX